Financing arrangements (Term Loan) (Details) - Term loan due 2018 [Member] - USD ($)		12 Months Ended
	Oct. 01, 2013	Dec. 31, 2015
Debt Instrument [Line Items]
Loans payable to bank, noncurrent	$ 5,000,000,000
Debt instrument, periodic payment, principal		$ 125,000,000
LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%